Mineral property, plant and equipment	9 Months Ended
May 31, 2024
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Other(3)	Total
Cost
As at August 31, 2023	$1,864	$41,202	$23,063	$1,624	$351	$68,104
Additions	288	3,792	6,051	108	13	10,252
As at May 31, 2024	$2,152	$44,994	$29,114	$1,732	$364	$78,356
Accumulated depreciation
As at August 31, 2023	$-	$899	$2,138	$828	$180	$4,045
Depreciation	-	1,368	210	171	58	1,807
As at May 31, 2024	$-	$2,267	$2,348	$999	$238	$5,852
Net book value
As at August 31, 2023	$1,864	$40,303	$20,925	$796	$171	$64,059
As at May 31, 2024	$2,152	$42,727	$26,766	$733	$126	$72,504

(1)	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
(2)	Includes automotive, computer equipment and software.
(3)	Includes leasehold improvements and right-of-use assets.